Other Financial Information - Cash Flow Statement (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	$ 56,323	$ 59,749	$ 228,644
Cash flows from investing activities
Acquisition of investments in affiliates	(2,233)	(167,919)	(1,472)
Loan to affiliate company	(4,465)	(2,660)	0
(Increase)/decrease in long-term receivable from affiliate companies	(5,087)	14,908	(11,120)
Dividends from affiliate companies	14,595	10,126	5,202
Deposits for vessels, port terminals and other fixed assets	(45,337)	(31,398)	(8,534)
Acquisition of intangible assets	(10,200)	(2,092)	0
Acquisition of vessels	(123,541)	(85,699)	(38,357)
Purchase of property, equipment and other fixed assets	(68,620)	(28,837)	(10,799)
Cash acquired through asset acquisition	0	0	33
Proceeds from sale of assets	0	0	67,500
Loan repayment from affiliate company	0	35,000	10,000
Net cash provided by/(used in) investing activities	(244,888)	(258,571)	12,453
Cash flows from financing activities
Issuance of common stock	643	551	93
Net proceeds from issuance of preferred stock	163,602	0	0
Proceeds from issuance of senior notes, net of debt issuance costs	365,668	725,486	84,965
Repayment of long-term debt and payment of principal	(20,761)	(157,228)	(236,178)
Repayment of senior notes	(290,000)	(488,000)	0
Contribution from noncontrolling shareholders	3,484	3,905	0
Dividends paid	(32,730)	(26,405)	(32,435)
(Increase)/decrease in restricted cash	(355)	22,234	(19,623)
Acquisition of noncontrolling interest	(10,889)	(750)	0
Net cash provided by financing activities	248,290	128,785	(154,325)
Increase/(decrease) in cash and cash equivalents	59,725	(70,037)	86,772
Cash and cash equivalents, beginning of year	187,831	257,868	171,096
Cash and cash equivalents, end of year	247,556	187,831	257,868
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	(9,357)	(58,695)	23,001
Cash flows from investing activities
Acquisition of investments in affiliates		(160,001)
(Increase)/decrease in long-term receivable from affiliate companies		(4,065)	(5,000)
Dividends from affiliate companies	14,595	10,126	5,202
Purchase of property, equipment and other fixed assets	(15)
Loan repayment from affiliate company		35,000	10,000
Net cash provided by/(used in) investing activities	14,580	(118,940)	10,202
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	(71,968)	42,562	(45,687)
Issuance of common stock	643	551	93
Net proceeds from issuance of preferred stock	163,602
Proceeds from issuance of senior notes, net of debt issuance costs		635,291	84,965
Repayment of long-term debt and payment of principal		(46,086)	(23,405)
Repayment of senior notes		(488,000)
Dividends paid	(32,730)	(26,405)	(32,435)
(Increase)/decrease in restricted cash		14,278	(11,681)
Net cash provided by financing activities	59,547	132,191	(28,150)
Increase/(decrease) in cash and cash equivalents	64,770	(45,444)	5,053
Cash and cash equivalents, beginning of year	33,769	79,213	74,160
Cash and cash equivalents, end of year	98,539	33,769	79,213
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	52,664	105,317	177,162
Cash flows from investing activities
Acquisition of investments in affiliates		(4,750)
Loan to affiliate company	(4,465)	(2,660)
(Increase)/decrease in long-term receivable from affiliate companies	(5,087)	18,973	(6,120)
Deposits for vessels, port terminals and other fixed assets	(22,112)
Acquisition of vessels	(123,541)	(85,699)	(38,357)
Purchase of property, equipment and other fixed assets	(172)	(839)	(1,667)
Proceeds from sale of assets			67,500
Net cash provided by/(used in) investing activities	(155,377)	(74,975)	21,356
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	69,731	(47,099)	17,465
Proceeds from long-term loans, net of debt issuance costs	71,027	50,345	50,372
Repayment of long-term debt and payment of principal	(20,692)	(111,073)	(181,703)
Contribution from noncontrolling shareholders	3,484	3,905
(Increase)/decrease in restricted cash	(355)	7,956	(7,942)
Acquisition of noncontrolling interest	(10,889)
Net cash provided by financing activities	112,306	(95,966)	(121,808)
Increase/(decrease) in cash and cash equivalents	9,593	(65,624)	76,710
Cash and cash equivalents, beginning of year	67,492	133,116	56,406
Cash and cash equivalents, end of year	77,085	67,492	133,116
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	13,016	13,127	28,481
Cash flows from investing activities
Acquisition of investments in affiliates	(2,233)	(3,168)	(1,472)
Deposits for vessels, port terminals and other fixed assets	(23,225)	(31,398)	(8,534)
Acquisition of intangible assets	(10,200)	(2,092)
Purchase of property, equipment and other fixed assets	(68,433)	(27,998)	(9,132)
Cash acquired through asset acquisition			33
Net cash provided by/(used in) investing activities	(104,091)	(64,656)	(19,105)
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	2,237	4,537	28,222
Proceeds from issuance of senior notes, net of debt issuance costs	365,668	90,195
Repayment of long-term debt and payment of principal	(69)	(69)	(31,070)
Repayment of senior notes	(290,000)
Acquisition of noncontrolling interest		(750)
Payments of obligations under capital leases	(1,399)	(1,353)	(1,519)
Net cash provided by financing activities	76,437	92,560	(4,367)
Increase/(decrease) in cash and cash equivalents	(14,638)	41,031	5,009
Cash and cash equivalents, beginning of year	86,570	45,539	40,530
Cash and cash equivalents, end of year	71,932	86,570	45,539
Total
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	56,323	59,749	228,644
Cash flows from investing activities
Acquisition of investments in affiliates	(2,233)	(167,919)	(1,472)
Loan to affiliate company	(4,465)	(2,660)
(Increase)/decrease in long-term receivable from affiliate companies	(5,087)	14,908	(11,120)
Dividends from affiliate companies	14,595	10,126	5,202
Deposits for vessels, port terminals and other fixed assets	(45,337)	(31,398)	(8,534)
Acquisition of intangible assets	(10,200)	(2,092)
Acquisition of vessels	(123,541)	(85,699)	(38,357)
Purchase of property, equipment and other fixed assets	(68,620)	(28,837)	(10,799)
Cash acquired through asset acquisition			33
Proceeds from sale of assets			67,500
Loan repayment from affiliate company		35,000	10,000
Net cash provided by/(used in) investing activities	(244,888)	(258,571)	12,453
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	0	0	0
Issuance of common stock	643	551	93
Net proceeds from issuance of preferred stock	163,602
Proceeds from long-term loans, net of debt issuance costs	71,027	50,345	50,372
Proceeds from issuance of senior notes, net of debt issuance costs	365,668	725,486	84,965
Repayment of long-term debt and payment of principal	(20,761)	(157,228)	(236,178)
Repayment of senior notes	(290,000)	(488,000)
Contribution from noncontrolling shareholders	3,484	3,905
Dividends paid	(32,730)	(26,405)	(32,435)
(Increase)/decrease in restricted cash	(355)	22,234	(19,623)
Acquisition of noncontrolling interest	(10,889)	(750)
Payments of obligations under capital leases	(1,399)	(1,353)	(1,519)
Net cash provided by financing activities	248,290	128,785	(154,325)
Increase/(decrease) in cash and cash equivalents	59,725	(70,037)	86,772
Cash and cash equivalents, beginning of year	187,831	257,868	171,096
Cash and cash equivalents, end of year	$ 247,556	$ 187,831	$ 257,868